UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,930,799 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    53904  1600000 SH       SOLE                  1600000        0        0
ALCOA INC                      COM              013817101    85598  2525000 SH       SOLE                  2525000        0        0
ALCOA INC                      COM              013817101    11865   350000 SH  PUT  SOLE                   350000        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203    14193   332000 SH       SOLE                   332000        0        0
ALTRIA GROUP INC               COM              02209S103    65094   741300 SH       SOLE                   741300        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    38711  1641700 SH       SOLE                  1641700        0        0
BAXTER INTL INC                COM              071813109   121372  2304385 SH       SOLE                  2304385        0        0
BED BATH & BEYOND INC          COM              075896100    40170  1000000 SH       SOLE                  1000000        0        0
BLOCK H & R INC                COM              093671105     3156   150000 SH  PUT  SOLE                   150000        0        0
BLOCK H & R INC                COM              093671105     7364   350000 SH  PUT  SOLE                   350000        0        0
BLOCK H & R INC                COM              093671105    63120  3000000 SH       SOLE                  3000000        0        0
BLOCK H & R INC                COM              093671105    15780   750000 SH  PUT  SOLE                   750000        0        0
CALLAWAY GOLF CO               COM              131193104     6608   419300 SH       SOLE                   419300        0        0
CAPITALSOURCE INC              COM              14055X102    71621  2850000 SH       SOLE                  2850000        0        0
CVS CORP                       COM              126650100    41651  1220000 SH       SOLE                  1220000        0        0
DIRECTV GROUP INC              COM              25459L106    31375  1360000 SH       SOLE                  1360000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    43304  1416100 SH       SOLE                  1416100        0        0
E TRADE FINANCIAL CORP         COM              269246104    62387  2940000 SH       SOLE                  2940000        0        0
FISERV INC                     COM              337738108    53060  1000000 SH       SOLE                  1000000        0        0
HEWITT ASSOCS INC              COM              42822Q100    69345  2372400 SH       SOLE                  2372400        0        0
IMS HEALTH INC                 COM              449934108    67186  2265200 SH       SOLE                  2265200        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    66985  1322763 SH       SOLE                  1322763        0        0
LEHMAN BROS HLDGS INC          COM              524908100    52552   750000 SH       SOLE                   750000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302   117550  1062932 SH       SOLE                  1062932        0        0
MCDERMOTT INTL INC             COM              580037109    23506   479900 SH       SOLE                   479900        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   114808  1582900 SH       SOLE                  1582900        0        0
MONSTER WORLDWIDE INC          COM              611742107    30791   650000 SH       SOLE                   650000        0        0
NATIONAL CINEMEDIA INC         COM              635309107     8811   330000 SH       SOLE                   330000        0        0
NCR CORP NEW                   COM              62886E108    21019   440000 SH       SOLE                   440000        0        0
OPENWAVE SYS INC               COM NEW          683718308    26360  3234326 SH       SOLE                  3234326        0        0
QUALCOMM INC                   COM              747525103    63990  1500000 SH  PUT  SOLE                  1500000        0        0
QUALCOMM INC                   COM              747525103    93852  2200000 SH       SOLE                  2200000        0        0
QUESTAR CORP                   COM              748356102    84750   950000 SH       SOLE                   950000        0        0
QUESTAR CORP                   COM              748356102     8921   100000 SH  PUT  SOLE                   100000        0        0
SLM CORP                       COM              78442P106    16360   400000 SH       SOLE                   400000        0        0
TIFFANY & CO NEW               COM              886547108    87549  1925000 SH       SOLE                  1925000        0        0
TYCO INTL LTD NEW              COM              902124106    30301   960414 SH       SOLE                   960414        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105   115830  3000000 SH       SOLE                  3000000        0        0